Inventories net (Tables)	12 Months Ended
Sep. 30, 2023
Inventories net
Schedule of inventory
	As of	As of
	September 30,	September 30,
	2023	2022

Raw materials	$520,216	$620,252
Packaging materials	69,420	63,703
Finished goods	3,321,021	81,975
Inventory	3,910,657	765,930
Less: allowance for inventory reserve	(8,809)	(49,652)
Inventory, net	$3,901,848	$716,278